Share Capital - Capital Issued (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Total shareholders’ equity	€ 1,792	€ 26,790	€ 41,431	€ 70,468
Par value per share (euro per share)	€ 0.03
Share Capital
Disclosure of classes of share capital [line items]
Total shareholders’ equity	€ 1,046	€ 1,045	€ 1,045	€ 1,033
Number of shares outstanding (in shares)	34,875,872	34,825,872	34,825,872	34,432,122